Convertible Debt and Promissory Notes- ReShape (Details)	1 Months Ended			6 Months Ended		30 Months Ended
	Jun. 30, 2025 USD ($) $ / shares	Aug. 31, 2024 USD ($) $ / shares shares	Oct. 31, 2020 USD ($)	Jun. 30, 2025 USD ($) $ / shares	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($) $ / shares
Convertible debt and Promissory Notes- ReShape [Line Items]
Convertible leverage ratio other			0.8
Aggregate amount	$ 7,300,000
Proceeds from notes payable				$ 600,000
Promissory Notes [Member]
Convertible debt and Promissory Notes- ReShape [Line Items]
Proceeds from notes payable	$ 659,542
Overall Debt [Member]
Convertible debt and Promissory Notes- ReShape [Line Items]
Interest expense debt				$ 108,476	92,200
ReShape [Member] | Promissory Notes [Member]
Convertible debt and Promissory Notes- ReShape [Line Items]
Interest rate per annum	8.00%			8.00%		8.00%
Notes payable	$ 400,000			$ 400,000		$ 400,000
Additional borrowings	$ 200,000			200,000		$ 200,000
Convertible Debt [Member] | Promissory Notes [Member]
Convertible debt and Promissory Notes- ReShape [Line Items]
Private placement			$ 2,395,542
Interest rate per annum			8.00%
Maturity term			3 years
Proceeds from convertible debt				$ 191,253	$ 340,000
Convertible leverage ratio			0.75
Aggregate principal plus accrued interest		$ 434,077
Convertible discount percentage	30.00%
Convertible Debt [Member] | Investor [Member] | Promissory Notes [Member]
Convertible debt and Promissory Notes- ReShape [Line Items]
Proceeds from convertible debt			$ 10,000,000
Series D Preferred Stock [Member]
Convertible debt and Promissory Notes- ReShape [Line Items]
Conversion price per share (in Dollars per share) | $ / shares	$ 19,450			$ 19,450		$ 19,450
Series D Preferred Stock [Member] | Convertible Debt [Member] | Promissory Notes [Member]
Convertible debt and Promissory Notes- ReShape [Line Items]
Shares conversion (in Shares) | shares		22
Conversion price per share (in Dollars per share) | $ / shares		$ 19,450
Maximum [Member] | Convertible Debt [Member] | Promissory Notes [Member]
Convertible debt and Promissory Notes- ReShape [Line Items]
Conversion ratio						0.8
Minimum [Member] | Convertible Debt [Member] | Promissory Notes [Member]
Convertible debt and Promissory Notes- ReShape [Line Items]
Conversion ratio						0.75